T. ROWE PRICE Target 2025 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 45.7%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  55,375 23,281 6,606 14,286,267 75,289
New Income Fund  47,293 16,607 5,471 6,012,610 58,563
International Bond Fund (USD
Hedged)  15,709 5,851 1,888 1,960,305 19,956
Emerging Markets Bond Fund  11,111 2,734 1,365 1,210,282 13,495
Dynamic Global Bond Fund  10,278 3,645 1,226 1,311,608 13,168
High Yield Fund  9,496 4,069 1,677 1,918,058 12,717
U.S. Treasury Long-Term Index
Fund  3,950 4,835 703 566,650 6,448
Floating Rate Fund  3,801 2,760 535 654,450 6,256
Total Bond Mutual Funds (Cost $199,991) 205,892
EQUITY MUTUAL FUNDS 51.2%
T. Rowe Price Funds:
Equity Index 500 Fund  48,445 10,829 22,281 426,451 42,999
Value Fund  25,504 9,273 6,632 866,560 37,851
Growth Stock Fund (2) 28,857 5,343 6,859 352,772 35,076
International Value Equity Fund  16,068 2,544 4,753 1,264,685 18,692
Overseas Stock Fund  15,691 2,506 4,352 1,471,572 18,292
International Stock Fund  14,954 2,471 3,857 822,807 17,764
Emerging Markets Stock Fund  9,467 1,392 3,730 185,906 10,528
Mid-Cap Growth Fund  8,864 1,613 2,237 89,504 10,336
Mid-Cap Value Fund  7,337 1,489 1,709 302,699 9,720
Small-Cap Stock Fund  5,043 899 1,543 94,138 6,406
New Horizons Fund (2) 6,525 1,439 2,608 73,873 6,129
Small-Cap Value Fund  4,566 821 1,508 104,882 6,076
Real Assets Fund  4,464 905 1,062 424,681 5,504
U.S. Large-Cap Core Fund  722 1,468 168 79,240 2,451
Emerging Markets Discovery
Stock Fund  87 2,071 139 156,152 2,434
Total Equity Mutual Funds (Cost $161,889) 230,258

T. ROWE PRICE Target 2025 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.1%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 12,156 30,037 28,090 14,102,585 14,103
Total Short-Term Investments (Cost $14,103) 14,103
Total Investments in Securities 100.0%
(Cost $375,983) $ 450,253
Other Assets Less Liabilities (0.0)% (207)
Net Assets 100.0% $ 450,046
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28,
2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 1 $ 471 $ 234
Emerging Markets Bond Fund (95) 1,015 533
Emerging Markets Discovery Stock Fund 7 415 15
Emerging Markets Stock Fund 463 3,399 119
Equity Index 500 Fund 3,508 6,006 588
Floating Rate Fund (24) 230 155
Growth Stock Fund 2,129 7,735 —
High Yield Fund (20) 829 530
International Bond Fund (USD Hedged) 67 284 264
International Stock Fund 446 4,196 188
International Value Equity Fund (255) 4,833 438
Limited Duration Inflation Focused Bond Fund 657 3,239 195
Mid-Cap Growth Fund 681 2,096 18
Mid-Cap Value Fund 230 2,603 152
New Horizons Fund 1,321 773 —
New Income Fund 484 134 1,074
Overseas Stock Fund 9 4,447 363
Real Assets Fund 5 1,197 118
Small-Cap Stock Fund 276 2,007 35
Small-Cap Value Fund 148 2,197 52
U.S. Large-Cap Core Fund 14 429 23
U.S. Treasury Long-Term Index Fund 857 (1,634) 68
Value Fund 924 9,706 549
U.S. Treasury Money Fund, 0.09% — — 19
Totals $ 11,833# $ 56,607 $ 5,730+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $6,438 of the net realized gain (loss).
+ Investment income comprised $5,730 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2025 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2025 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F186-054Q3 02/21